                                AIM SECTOR FUNDS

            AIM ENERGY FUND - CLASS A, CLASS B, CLASS C, CLASS K AND
                             INVESTOR CLASS SHARES
                  AIM FINANCIAL SERVICES FUND - CLASS A, CLASS
                 B, CLASS C, CLASS K AND INVESTOR CLASS SHARES
        AIM GOLD & PRECIOUS METALS FUND - CLASS A, CLASS B, CLASS C AND
                             INVESTOR CLASS SHARES
                  AIM HEALTH SCIENCES FUND - CLASS A, CLASS B,
                   CLASS C, CLASS K AND INVESTOR CLASS SHARES
           AIM LEISURE FUND - CLASS A, CLASS B, CLASS C, CLASS K AND
                             INVESTOR CLASS SHARES
                    AIM TECHNOLOGY FUND - CLASS A, CLASS B,
                   CLASS C, CLASS K AND INVESTOR CLASS SHARES
    AIM UTILITIES FUND - CLASS A, CLASS B, CLASS C AND INVESTOR CLASS SHARES

                         Supplement dated July 1, 2005
                     to the Prospectus dated July 30, 2004,
               as supplemented July 30, 2004, September 8, 2004,
                     September 30, 2004, October 12, 2004,
                       December 29, 2004 (Supplement A),
                March 2, 2005, March 23, 2005 and April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEES AND EXPENSES" in the prospectus:

      "FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

      SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                               Investor
                                                 Class          Class A     Class B       Class C        Class K
Maximum Front-End Sales Charge on
  purchases as a percentage of offering
  price                                           None          5.50%         None           None          None

Maximum Contingent Deferred Sales Charge
  (CDSC) as a percentage of the total
  original cost or current market value of
  the shares                                      None           None(1)      5.00%(2)       1.00%(2)      None

Maximum Sales Charge on reinvested
  dividends/distributions                         None           None         None           None          None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3)(4)


                                               Investor
ENERGY FUND                                      Class          Class A     Class B       Class C        Class K
Management Fees                                   0.75%         0.75%         0.75%         0.75%         0.75%
Distribution and Service (12b-1)
  Fees(5)(6)                                      0.25%         0.25%         1.00%         1.00%         0.45%
Other Expenses                                    0.57%         0.57%         0.57%         0.57%         0.57%
                                                  ----          ----          ----          ----          ----
Total Annual Fund Operating
  Expenses(7)(8)                                  1.57%         1.57%         2.32%         2.32%         1.77%
                                                  ====          ====          ====          ====          ====

                                                   Investor
FINANCIAL SERVICES FUND                              Class         Class A       Class B        Class C        Class K
Management Fees                                      0.66%          0.66%         0.66%          0.66%          0.66%
Distribution and Service (12b-1) Fees(5)(6)          0.25%          0.25%         1.00%          1.00%          0.45%
Other Expenses                                       0.42%          0.42%         0.42%          0.42%          0.42%
                                                     ----           ----          ----           ----           ----
Total Annual Fund Operating Expenses(7)(8)           1.33%          1.33%         2.08%          2.08%          1.53%
                                                     ====           ====          ====           ====           ====

                                                   Investor
GOLD & PRECIOUS METALS FUND                          Class         Class A       Class B        Class C
Management Fees                                      0.75%          0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(5)(6)          0.25%          0.25%         1.00%          1.00%
Other Expenses                                       0.65%          0.65%         0.65%          0.65%
                                                     ----           ----          ----           ----
Total Annual Fund Operating Expenses(7)(8)           1.65%          1.65%         2.40%          2.40%
                                                     ====           ====          ====           ====

                                                    Investor
HEALTH SCIENCES FUND                                  Class         Class A       Class B        Class C        Class K
Management Fees                                       0.65%          0.65%         0.65%          0.65%          0.65%
Distribution and Service (12b-1) Fees(5)(6)           0.25%          0.25%         1.00%          1.00%          0.45%
Other Expenses                                        0.42%          0.42%         0.42%          0.42%          0.42%
                                                      ----           ----          ----           ----           ----
Total Annual Fund Operating Expenses(7)(8)            1.32%          1.32%         2.07%          2.07%          1.52%
                                                      ====           ====          ====           ====           ====

                                                   Investor
LEISURE FUND                                         Class         Class A       Class B        Class C        Class K
Management Fees                                      0.68%          0.68%         0.68%          0.68%          0.68%
Distribution and Service (12b-1) Fees(5)(6)          0.25%          0.25%         1.00%          1.00%          0.45%
Other Expenses                                       0.45%          0.45%         0.45%          0.45%          0.45%
                                                     ----           ----          ----           ----           ----
Total Annual Fund Operating Expenses(7)(8)           1.38%          1.38%         2.13%          2.13%          1.58%
                                                     ====           ====          ====           ====           ====

                                                   Investor
TECHNOLOGY FUND                                      Class         Class A       Class B        Class C        Class K
Management Fees                                      0.62%          0.62%         0.62%          0.62%          0.62%
Distribution and Service (12b-1) Fees(5)(6)          0.25%          0.25%         1.00%          1.00%          0.45%
Other Expenses                                       1.02%          1.02%         1.02%          1.02%          1.02%
                                                     ----           ----          ----           ----           ----
Total Annual Fund Operating Expenses                 1.89%          1.89%         2.64%          2.64%          2.09%
Fee Waivers(7)                                       0.34%          0.34%         0.34%          0.34%          0.34%
                                                     ----           ----          ----           ----           ----
Net Annual Fund Operating Expenses                   1.55%          1.55%         2.30%          2.30%          1.75%
                                                     ====           ====          ====           ====           ====

                                                   Investor
UTILITIES FUND                                       Class         Class A       Class B        Class C
Management Fees                                      0.75%          0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(5)             0.25%          0.25%         1.00%          1.00%
Other Expenses                                       0.94%          0.94%         0.94%          0.94%
                                                     ----           ----          ----           ----
Total Annual Fund Operating Expenses(7)(8)           1.94%          1.94%         2.69%          2.69%
                                                     ====           ====          ====           ====

         (1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. If you are a qualified plan and elected to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from the date of the retirement plans' initial purchase.

         (2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

         (3) There is no guarantee that actual expenses will be the same as those shown in the table.

         (4) Effective April 1,2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.

         (5) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

         (6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

         (7) The advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) as follows: (i) AIM Energy Fund, AIM Financial Services Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund to 1.90%, 1.90%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, respectively; (ii) AIM Technology Fund to 1.55%, 1.55%, 2.30%, 2.30% and 1.75% on Investor Class, Class A, Class B, Class C and Class K shares, respectively; and (iii) AIM Gold & Precious Metals Fund to 1.90%, 1.90%, 2.65% and 2.65% on Investor Class, Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2006 for AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund and June 30, 2006 for AIM Technology Fund.

         (8) The advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) as follows: (i) AIM Energy Fund's Class A, Class B, Class C, Class K and Investor Class shares to 1.55%, 2.30%, 2.30%, 1.75% and 1.55%, respectively; (ii) AIM
                  Financial Services Fund's Class A, Class B, Class C, Class K and Investor Class shares to 1.30%, 2.05%, 2.05%, 1.50% and 1.30%, respectively; (iii) AIM Health Sciences Fund's Class A, Class B, Class C, Class K and Investor Class shares to 1.30%, 2.05%, 2.05%, 1.50% and 1.30%, respectively; (iv) AIM Leisure Fund's Class A, Class B, Class C, Class K and Investor Class shares to 1.40%, 2.15%, 2.15%, 1.60% and 1.40%, respectively;
                  and (v) AIM Utilities Fund's Class A, Class B, Class C and Investor Class shares to 1.30%, 2.05%, 2.05% and 1.30%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

                  If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

                  EXPENSE EXAMPLE

                  The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

                  The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods. The Example also assumes that your investment had a hypothetical 5% return each year, that a Fund's shares' operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                                       1 YEAR            3 YEARS           5 YEARS          10 YEARS
ENERGY FUND
    Investor Class                                      $160             $  496             $  855           $1,867
    Class A(1)                                          $701             $1,018             $1,358           $2,315
    Class B - With Redemption(1)                        $735             $1,024             $1,440           $2,468(2)
    Class B - Without Redemption                        $235             $  724             $1,240           $2,468(2)
    Class C - With Redemption(1)                        $335             $  724             $1,240           $2,656
    Class C - Without Redemption                        $235             $  724             $1,240           $2,656
    Class K                                             $180             $  557             $  959           $2,084

FINANCIAL SERVICES FUND
    Investor Class                                $ 135          $ 421          $  729          $1,601
    Class A(1)                                    $ 678          $ 948          $1,239          $2,063
    Class B - With Redemption(1)                  $ 711          $ 952          $1,319          $2,219(2)
    Class B - Without Redemption                  $ 211          $ 652          $1,119          $2,219(2)
    Class C - With Redemption(1)                  $ 311          $ 652          $1,119          $2,410
    Class C - Without Redemption                  $ 211          $ 652          $1,119          $2,410
    Class K                                       $ 156          $ 483          $  834          $1,824

                                                 1 YEAR         3 YEARS        5 YEARS         10 YEARS
GOLD & PRECIOUS METALS FUND
    Investor Class                                $ 168          $  520         $  897          $1,955
    Class A(1)                                    $ 709          $1,042         $1,398          $2,397
    Class B - With Redemption(1)                  $ 743          $1,048         $1,480          $2,550(2)
    Class B - Without Redemption                  $ 243          $  748         $1,280          $2,550(2)
    Class C - With Redemption(1)                  $ 343          $  748         $1,280          $2,736
    Class C - Without Redemption                  $ 243          $  748         $1,280          $2,736

HEALTH SCIENCES FUND
    Investor Class                                $ 134          $ 418          $  723          $1,590
    Class A(1)                                    $ 677          $ 945          $1,234          $2,053
    Class B - With Redemption(1)                  $ 710          $ 949          $1,314          $2,208(2)
    Class B - Without Redemption                  $ 210          $ 649          $1,114          $2,208(2)
    Class C - With Redemption(1)                  $ 310          $ 649          $1,114          $2,400
    Class C - Without Redemption                  $ 210          $ 649          $1,114          $2,400
    Class K                                       $ 155          $ 480          $  829          $1,813

LEISURE FUND
    Investor Class                                $ 141          $ 437          $  755          $1,657
    Class A(1)                                    $ 683          $ 963          $1,264          $2,116
    Class B - With Redemption(1)                  $ 716          $ 967          $1,344          $2,271(2)
    Class B - Without Redemption                  $ 216          $ 667          $1,144          $2,271(2)
    Class C - With Redemption(1)                  $ 316          $ 667          $1,144          $2,462
    Class C - Without Redemption                  $ 216          $ 667          $1,144          $2,462
    Class K                                       $ 161          $ 499          $  860          $1,878

                                                 1 YEAR         3 YEARS        5 YEARS         10 YEARS
TECHNOLOGY FUND
    Investor Class                                $ 158          $  561         $  990          $2,184
    Class A(1)                                    $ 699          $1,080         $1,485          $2,614
    Class B - With Redemption(1)                  $ 733          $1,088         $1,570          $2,766(2)
    Class B - Without Redemption                  $ 233          $  788         $1,370          $2,766(2)
    Class C - With Redemption(1)                  $ 333          $  788         $1,370          $2,948
    Class C - Without Redemption                  $ 233          $  788         $1,370          $2,948
    Class K                                       $ 178          $  622         $1,093          $2,394

UTILITIES FUND
    Investor Class                                $ 197          $  609         $1,047          $2,264
    Class A(1)                                    $ 736          $1,126         $1,539          $2,690
    Class B - With Redemption(1)                  $ 772          $1,135         $1,625          $2,841(2)
    Class B - Without Redemption                  $ 272          $  835         $1,425          $2,841(2)
    Class C - With Redemption(1)                  $ 372          $  835         $1,425          $3,022
    Class C - Without Redemption                  $ 272          $  835         $1,425          $3,022

         (1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

         (2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

ENERGY FUND

INVESTOR
CLASS -
ANNUAL
EXPENSE
RATIO 1.57%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%       55.13%       62.89%

Cumulative
Return
After
Expenses         3.43%       6.98%      10.65%      14.44%      18.37%      22.43%      26.63%      30.97%       35.46%       40.11%

End of
Year
Balance     $10,343.00  $10,697.76  $11,064.70  $11,444.22  $11,836.75  $12,242.75  $12,662.68  $13,097.01   $13,546.24   $14,010.87

Estimated
Annual
Expenses    $   159.69  $   165.17  $   170.84  $   176.69  $   182.76  $   189.02  $   195.51  $   202.21   $   209.15   $   216.32
------------------------------------------------------------------------------------------------------------------------------------

CLASS A -
ANNUAL
EXPENSE
RATIO 1.57%      YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%       27.63%       34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.43%       6.98%      10.65%      14.44%       18.37%       22.43%      26.63%      30.97%      35.46%      40.11%

End of
Year
Balance     $10,343.00  $10,697.76  $11,064.70  $11,444.22   $11,836.75   $12,242.75  $12,662.68  $13,097.01  $13,546.24  $14,010.87

Estimated
Annual
Expenses    $   159.69  $   165.17  $   170.84  $   176.69   $   182.76   $   189.02  $   195.51  $   202.21  $   209.15  $   216.32
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.32%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         2.68%       5.43%       8.26%      11.16%      14.14%      17.20%      20.34%      23.56%      27.80%      32.18%
End of
Year
Balance     $10,268.00  $10,543.18  $10,825.74  $11,115.87  $11,413.77  $11,719.66  $12,033.75  $12,356.26  $12,780.08  $13,218.43

Estimated
Annual
Expenses    $   235.11  $   241.41  $   274.88  $   254.52  $   261.34  $   268.35  $   275.54  $   282.92  $   197.32  $   204.09
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.32%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.68%       5.43%       8.26%      11.16%      14.14%      17.20%      20.34%      23.56%      26.87%      30.27%
End of
Year
Balance     $10,268.00  $10,543.18  $10,825.74  $11,115.87  $11,413.77  $11,719.66  $12,033.75  $12,356.26  $12,687.40  $13,027.43

Estimated
Annual
Expenses    $   235.11  $   241.41  $   247.88  $   254.52  $   261.34  $   268.35  $   275.54  $   282.92  $   290.51  $   298.29
------------------------------------------------------------------------------------------------------------------------------------

CLASS K -
ANNUAL
EXPENSE
RATIO 1.77%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.23%       6.56%      10.01%      13.56%      17.23%      21.01%      24.92%      28.96%      33.12%      37.42%

End of
Year
Balance     $10,323.00  $10,656.43  $11,000.64  $11,355.96  $11,722.75  $12,101.40  $12,492.27  $12,895.77  $13,312.31  $13,742.30

Estimated
Annual
Expenses    $   179.86  $   185.67  $   191.67  $   197.86  $   204.25  $   210.84  $   217.65  $   224.68  $   231.94  $   239.43
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

INVESTOR
CLASS -
ANNUAL
EXPENSE
RATIO 1.33%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.67%       7.47%      11.42%      15.51%      19.75%      24.14%      28.70%      33.42%      38.32%      43.39%

End of
Year
Balance     $10,367.00  $10,747.47  $11,141.90  $11,550.81  $11,974.72  $12,414.20  $12,869.80  $13,342.12  $13,831.77  $14,339.40

Estimated
Annual
Expenses    $   135.44  $   140.41  $   145.56  $   150.91  $   156.44  $   162.19  $   168.14  $   174.31  $   180.71  $   187.34

CLASS A -
ANNUAL
EXPENSE
RATIO 1.33%      YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.67%       7.47%      11.42%      15.51%      19.75%      24.14%      28.70%      33.42%      38.32%      43.39%

End of
Year
Balance     $10,367.00  $10,747.47  $11,141.90  $11,550.81  $11,974.72  $12,414.20  $12,869.80  $13,342.12  $13,831.77  $14,339.40
Estimated
Annual
Expenses    $   135.44  $   140.41  $   145.56  $   150.91  $   156.44  $   162.19  $   168.14  $   174.31  $   180.71  $   187.34
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.08%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.92%       5.93%       9.02%      12.20%      15.48%      18.85%      22.32%      25.89%      30.51%      35.30%

End of
Year
Balance     $10,292.00  $10,592.53  $10,901.83  $11,220.16  $11,547.79  $11,884.99  $12,232.03  $12,589.20  $13,051.23  $13,530.21

Estimated
Annual
Expenses    $   211.04  $   217.20  $   223.54  $   230.07  $   236.79  $   243.70  $   250.82  $   258.14  $   170.51  $   176.77
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.08%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.92%       5.93%       9.02%      12.20%      15.48%      18.85%      22.32%      25.89%      29.57%      33.35%

End of
Year
Balance     $10,292.00  $10,592.53  $10,901.83  $11,220.16  $11,547.79  $11,884.99  $12,232.03  $12,589.20  $12,956.81  $13,335.15

Estimated
Annual
Expenses    $   211.04  $   217.20  $   223.54  $   230.07  $   236.79  $   243.70  $   250.82  $   258.14  $   265.68  $   273.44
------------------------------------------------------------------------------------------------------------------------------------

CLASS K -
ANNUAL
EXPENSE
RATIO 1.53%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.47%       7.06%      10.78%      14.62%      18.60%      22.71%      26.97%      31.38%      35.93%      40.65%

End of
Year
Balance     $10,347.00  $10,706.04  $11,077.54  $11,461.93  $11,859.66  $12,271.19  $12,697.00  $13,137.59  $13,593.46  $14,065.15

Estimated
Annual
Expenses    $   155.65  $   161.06  $   166.64  $   172.43  $   178.41  $   184.60  $   191.01  $   197.63  $   204.49  $   211.59
------------------------------------------------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND


INVESTOR
CLASS -
EXPENSE
RATIO 1.65%      YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.35%       6.81%      10.39%      14.09%      17.91%      21.86%      25.94%      30.16%      34.52%      39.03%

End of
Year
Balance     $10,335.00  $10,681.22  $11,039.04  $11,408.85  $11,791.05  $12,186.05  $12,594.28  $13,016.19  $13,452.23  $13,902.88

Estimated
Annual
Expenses    $   167.76  $   173.38  $   179.19  $   185.20  $   191.40  $   197.81  $   204.44  $   211.29  $   218.36  $   255.68
------------------------------------------------------------------------------------------------------------------------------------


CLASS A -
EXPENSE
RATIO 1.65%      YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.35%       6.81%      10.39%      14.09%      17.91%      21.86%      25.94%      30.16%      34.52%      39.03%

End of
Year
Balance     $10,335.00   10,681.22  $11,039.04  $11,408.85  $11,791.05  $12,186.05  $12,594.28  $13,016.19  $13,452.23  $13,902.88

Estimated
Annual
Expenses    $   167.76  $   173.38  $   179.19  $   185.20  $   191.40  $   197.81  $   204.44  $   211.29  $   218.36  $   225.68
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
EXPENSE
RATIO 2.40%      YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      26.91%      31.16%

End of
Year
Balance     $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,690.81  $13,115.95

Estimated
Annual
Expenses    $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   206.00  $   212.91
------------------------------------------------------------------------------------------------------------------------------------


CLASS C -
EXPENSE
RATIO 2.40%      YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      25.99%      29.26%

End of
Year
Balance     $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,598.71  $12,926.28

Estimated
Annual
Expenses    $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   298.54  $   306.30
------------------------------------------------------------------------------------------------------------------------------------


HEALTH SCIENCES FUND


INVESTOR
CLASS
ANNUAL
EXPENSE
RATIO 1.32%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.68%       7.50%      11.45%      15.55%      19.80%      24.21%      28.78%      33.52%      38.44%      43.53%

End of
Year
Balance     $10,368.00  $10,749.54  $11,145.13  $11,555.27  $11,980.50  $12,421.38  $12,878.49  $13,352.42  $13,843.79  $14,353.24

Estimated
Annual
Expenses    $   134.43  $   139.38  $   144.50  $   149.82  $   155.34  $   161.05  $   166.98  $   173.12  $   179.49  $   186.10
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
EXPENSE
RATIO 1.32%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.68%       7.50%      11.45%      15.55%      19.80%      24.21%      28.78%      33.52%      38.44%      43.53%

End of
Year
Balance     $10,368.00  $10,749.54  $11,145.13  $11,555.27  $11,980.50  $12,421.38  $12,878.49  $13,352.42  $13,843.79  $14,353.24

Estimated
Annual
Expenses    $   134.43  $   139.38  $   144.50  $   149.82  $   155.34  $   161.05  $   166.98  $   173.12  $   179.49  $   186.10
------------------------------------------------------------------------------------------------------------------------------------


CLASS B
ANNUAL
EXPENSE
RATIO 2.07%     YEAR 1       YEAR 2      YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.93%       5.95%       9.05%      12.25%      15.53%      18.92%      22.40%      25.99%      30.63%      35.43%

End of
Year
Balance     $10,293.00  $10,594.58  $10,905.01  $11,224.52  $11,553.40  $11,891.92  $12,240.35  $12,598.99  $13,062.63  $13,543.34

Estimated
Annual
Expenses    $   210.03  $   216.19  $   222.52  $   229.04  $   235.75  $   242.66  $   249.77  $   257.09  $   169.37  $   175.60
------------------------------------------------------------------------------------------------------------------------------------


CLASS C
ANNUAL
EXPENSE
RATIO 2.07%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.93%       5.95%       9.05%      12.25%      15.53%      18.92%      22.40%      25.99%      29.68%      33.48%

End of
Year
Balance     $10,293.00  $10,594.58  $10,905.01  $11,224.52  $11,553.40  $11,891.92  $12,240.35  $12,598.99  $12,968.14  $13,348.11

Estimated
Annual
Expenses    $   210.03  $   216.19  $   222.52  $   229.04  $   235.75  $   242.66  $   249.77  $   257.09  $   264.62  $   272.37
------------------------------------------------------------------------------------------------------------------------------------

CLASS K
ANNUAL
EXPENSE
RATIO 1.52%    YEAR 1       YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.48%       7.08%      10.81%      14.66%      18.65%      22.78%      27.06%      31.48%      36.05%      40.79%

End of
Year
Balance     $10,348.00  $10,708.11  $11,080.75  $11,466.36  $11,865.39  $12,278.31  $12,705.59  $13,147.75  $13,605.29  $14,078.75

Estimated
Annual
Expenses    $   154.64  $   160.03  $   165.60  $   171.36  $   177.32  $   183.49  $   189.88  $   196.49  $   203.32  $   210.40
------------------------------------------------------------------------------------------------------------------------------------


LEISURE FUND

INVESTOR
CLASS -
EXPENSE
RATIO 1.38%     YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.62%       7.37%      11.26%      15.29%      19.46%      23.78%      28.26%      32.91%      37.72%      42.70%

End of
Year
Balance     $10,362.00  $10,737.10  $11,125.79  $11,528.54  $11,945.87  $12,378.31  $12,826.41  $13,290.73  $13,771.85  $14,270.39

Estimated
Annual
Expenses    $   140.50  $   145.58  $   150.85  $   156.31  $   161.97  $   167.84  $   173.91  $   180.21  $   186.73  $   193.49
------------------------------------------------------------------------------------------------------------------------------------


CLASS A -
EXPENSE
RATIO 1.38%      YEAR 1      YEAR 2     YEAR 3      YEAR 4       YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.62%       7.37%      11.26%      15.29%      19.46%      23.78%      28.26%      32.91%      37.72%      42.70%

End of
Year
Balance     $10,362.00  $10,737.10  $11,125.79  $11,528.54  $11,945.87  $12,378.31  $12,826.41  $13,290.73  $13,771.85  $14,270.39

Estimated
Annual
Expenses    $   140.50  $   145.58  $   150.85  $   156.31  $   161.97  $   167.84  $   173.91  $   180.21  $   186.73  $   193.49
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
EXPENSE
RATIO 2.13%      YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.87%       5.82%       8.86%      11.98%      15.20%      18.50%      21.90%      25.40%      29.94%      34.65%

End of
Year
Balance     $10,287.00  $10,582.24  $10,885.95  $11,198.37  $11,519.77  $11,850.38  $12,190.49  $12,540.36  $12,994.32  $13,464.71

Estimated
Annual
Expenses    $   216.06  $   222.26  $   228.64  $   235.20  $   241.95  $   248.89  $   256.04  $   263.38  $   176.19  $   182.57
------------------------------------------------------------------------------------------------------------------------------------


CLASS C -
EXPENSE
RATIO 2.13%      YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.87%       5.82%       8.86%      11.98%      15.20%      18.50%      21.90%      25.40%      29.00%      32.71%

End of
Year
Balance     $10,287.00  $10,582.24  $10,885.95  $11,198.37  $11,519.77  $11,850.38  $12,190.49  $12,540.36  $12,900.27  $13,270.50

Estimated
Annual
Expenses    $   216.06  $   222.26  $   228.64  $   235.20  $   241.95  $   248.89  $   256.04  $   263.38  $   270.94  $   278.72
------------------------------------------------------------------------------------------------------------------------------------


CLASS K -
EXPENSE
RATIO 1.58%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.42%       6.96%      10.61%      14.40%      18.31%      22.36%      36.54%      30.87%      35.34%      39.97%

End of
Year
Balance     $10,342.00  $10,695.70  $11,061.49  $11,439.79  $11,831.03  $12,235.65  $12,654.11  $13,086.88  $13,534.46  $13,997.33

Estimated
Annual
Expenses    $   160.70  $   166.20  $   171.88  $   177.76  $   183.84  $   190.13  $   196.63  $   203.35  $   210.31  $   217.50
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY FUND

INVESTOR
CLASS -
EXPENSE
RATIO 1.55%     YEAR 1      YEAR 2      YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.45%       7.02%      10.71%      14.53%      18.48%      22.57%      26.80%      31.17%      35.70%      40.38%

End of
Year
Balance     $10,345.00  $10,701.90  $11,071.12  $11,453.07  $11,848.20  $12,256.97  $12,679.83  $13,117.29  $13,569.83  $14,037.99

Estimated
Annual
Expenses    $   157.67  $   163.11  $   168.74  $   174.56  $   180.58  $   186.82  $   193.26  $   199.93  $   206.83  $   213.96
------------------------------------------------------------------------------------------------------------------------------------

CLASS A -
EXPENSE
RATIO 1.55%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7     YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.45%       7.02%      10.71%      14.53%      18.48%      22.57%      26.80%      31.17%      35.70%      40.38%

End of
Year
Balance     $10,345.00  $10,701.90  $11,071.12  $11,453.07  $11,848.20  $12,256.97  $12,679.83  $13,117.29  $13,569.83  $14,037.99

Estimated
Annual
Expenses    $   157.67  $   163.11  $   168.74  $   174.56  $   180.58  $   186.82  $   193.26  $   199.93  $   206.83  $   213.96
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
EXPENSE
RATIO 2.30%      YEAR 1     YEAR 2      YEAR 3      YEAR 4     YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.70%       5.47%       8.32%      11.25%      14.25%      17.35%      20.50%      23.76%      28.02%      32.44%

End of
Year
Balance     $10,270.00  $10,547.29  $10,832.07  $11,124.53  $11,424.90  $11,733.37  $12,050.17  $12,375.52  $12,802.48  $13,244.16

Estimated
Annual
Expenses    $   233.11  $   239.40  $   245.86  $   252.50  $   259.32  $   266.32  $   273.51  $   280.90  $   195.13  $   201.86
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
EXPENSE
RATIO 2.30%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.70%       5.47%       8.32%      11.25%      14.25%      17.35%      20.50%      23.76%      27.10%      30.53%

End of
Year
Balance     $10,270.00  $10,547.29  $10,832.07  $11,124.53  $11,424.90  $11,733.37  $12,050.17  $12,375.52  $12,709.66  $13,052.82

Estimated
Annual
Expenses    $   233.11  $   239.40  $   245.86  $   252.50  $   259.32  $   266.32  $   273.51  $   280.90  $   288.48  $   296.27
------------------------------------------------------------------------------------------------------------------------------------

CLASS K -
EXPENSE
RATIO 1.75%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8     YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.25%       6.61%      10.07%      13.65%      17.34%      21.15%      25.09%      29.16%      33.36%      37.69%

End of
Year
Balance     $10,325.00  $10,660.56  $11,007.03  $11,364.76  $11,734.11  $12,115.47  $12,509.23  $12,915.78  $13,335.54  $13,768.94

Estimated
Annual
Expenses    $   177.84  $   183.62  $   189.59  $   195.75  $   202.12  $   208.68  $   215.47  $   222.47  $   229.70  $   237.16
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES FUND

INVESTOR
CLASS -
EXPENSE
RATIO 1.94%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.06%       6.21%       9.46%      12.81%      16.27%      19.82%      23.49%      27.27%      31.16%      35.18%

End of
Year
Balance     $10,306.00  $10,621.36  $10,946.38  $11,281.34  $11,626.55  $11,982.32  $12,348.98  $12,726.86  $13,116.30  $13,517.66

Estimated
Annual
Expenses    $   196.97  $   203.00  $   209.21  $   215.61  $   222.21  $   229.01  $   236.01  $   243.24  $   250.68  $   258.35
------------------------------------------------------------------------------------------------------------------------------------

CLASS A -
EXPENSE
RATIO 1.94%      YEAR 1      YEAR 2      YEAR 3     YEAR 4       YEAR 5     YEAR 6      YEAR 7      YEAR 8       YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.06%       6.21%       9.46%      12.81%      16.27%      19.82%      23.49%      27.27%      31.16%      35.18%

End of
Year
Balance     $10,306.00  $10,621.36  $10,946.38  $11,281.34  $11,626.55  $11,982.32  $12,348.98  $12,726.86  $13,116.30  $13,517.66

Estimated
Annual
Expenses    $   196.97  $   203.00  $   209.21  $   215.61  $   222.21  $   229.01  $   236.01  $   243.24  $   250.68  $   258.35
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
EXPENSE
RATIO 2.69%      YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.31%       4.67%       7.09%       9.57%      12.10%      14.69%      17.33%      20.05%      23.72%      27.50%

End of
Year
Balance     $10,231.00  $10,467.34  $10,709.13  $10,956.51  $11,209.61  $11,468.55  $11,733.47  $12,004.52  $12,371.85  $12,750.43

Estimated
Annual
Expenses    $   272.11  $   278.39  $   284.82  $   291.40  $   298.13  $   305.02  $   312.07  $   319.28  $   236.45  $   243.69
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
EXPENSE
RATIO 2.69%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7       YEAR 8     YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.31%       4.67%       7.09%       9.57%      12.10%      14.69%      17.33%      20.05%      23.82%      25.66%

End of
Year
Balance     $10,231.00  $10,467.34  $10,709.13  $10,956.51  $11,209.61  $11,468.55  $11,733.47  $12,004.52  $12,281.82  $12,565.53

Estimated
Annual
Expenses    $   272.11  $   278.39  $   284.82  $   291.40  $   298.13  $   305.02  $   312.07  $   319.28  $   326.65  $   334.20
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                                AIM SECTOR FUNDS

                 AIM TECHNOLOGY FUND- INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated July 30, 2004,
      as supplemented July 30, 2004, September 8, 2004, September 30, 2004
      October 12, 2004, December 29, 2004 (Supplement A) and March 2, 2005

The following information replaces in its entirety the information appearing under the heading "FEES AND EXPENSES" in the prospectus:

         "FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

         SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

         You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(1,2)

AIM TECHNOLOGY FUND - INSTITUTIONAL CLASS

Management Fees                                                   0.62%

Distribution and/or Service (12b-1) Fees                          None

Other Expenses                                                    0.32%
                                                                 -----
Total Annual Fund Operating Expenses(3)                           0.94%


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.

(3) The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30% on Institutional Class shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest;
         (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through June 30, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

         The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR        3 YEARS       5 YEARS         10 YEARS

                    $96           $300          $520            $1,155

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the proceeding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expense may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS  -
ANNUAL
EXPENSE
RATIO 0.60%    YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.06%       8.28%      12.68%      17.26%      22.02%      26.97%      32.13%      37.49%       43.07%      48.88%

End of Year
Balance     $10,406.00  $10,828.48  $11,268.12  $11,725.61  $12,201.67  $12,697.05  $13,212.55  $13,748.98   $14,307.19  $14,888.06

Estimated
Annual
Expenses    $    95.91  $    99.80  $   103.85  $   108.07  $   112.46  $   117.02  $   121.78  $   126.72   $   131.86     $137.22"
------------------------------------------------------------------------------------------------------------------------------------

The following paragraph should appear as the third paragraph under the heading "SUITABILITY FOR INVESTORS" of the prospectus:

"In addition to the Fund, AIM serves as investment advisor to many other mutual funds (the Funds). The information under the headings "Share Price," "Tools Used To Combat Excessive Short-Term Trading Activity," " Your Account Services," How To Sell Shares" and "Taxes" is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the Fund's Statement of Additional Information for the Institutional Class for details."

                                AIM SECTOR FUNDS

                                 AIM ENERGY FUND
                           AIM FINANCIAL SERVICES FUND
                         AIM GOLD & PRECIOUS METALS FUND
                            AIM HEALTH SCIENCES FUND
                                AIM LEISURE FUND
                               AIM TECHNOLOGY FUND
                               AIM UTILITIES FUND

                          Supplement dated July 1, 2005
 to the Statement of Additional Information dated July 30, 2004 as supplemented
   September 28, 2004, September 30, 2004, October 12, 2004, October 27, 2004,
                        April 1, 2005 and April 29, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Technology Fund.


The following information is added after the second paragraph under the heading "SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "The Institutional Class shares of the AIM Technology Fund is intended for use by certain eligible institutional investors, including the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o        bank and trust company common and collective trust funds;

         o        banks and trust companies investing for their own account;

         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);

         o        retirement plans;

         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement; and

         o        proprietary asset allocation funds."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing in the chart under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES- PURCHASES OF CLASS A SHARES - INITIAL SALES CHARGES" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund                    AIM International Growth Fund
AIM Aggressive Growth Fund                            AIM International Small Company Fund
AIM Asia Pacific Growth Fund                          AIM Large Cap Basic Value Fund
AIM Balanced Fund                                     AIM Large Cap Growth Fund
AIM Basic Balanced Fund                               AIM Leisure Fund
AIM Basic Value Fund                                  AIM Libra Fund
AIM Blue Chip Fund                                    AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                          AIM Mid Cap Core Equity Fund
AIM Charter Fund                                      AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund                      AIM Mid Cap Stock Fund
AIM Constellation Fund                                AIM Moderate Allocation Fund
AIM Core Stock Fund                                   AIM Moderate Growth Allocation Fund
AIM Dent Demographic Trends Fund                      AIM Moderately Conservative Allocation Fund
AIM Developing Markets Fund                           AIM Multi-Sector Fund
AIM Diversified Dividend Fund                         AIM Opportunities I Fund
AIM Dynamics Fund                                     AIM Opportunities II Fund
AIM Emerging Growth Fund                              AIM Opportunities III Fund
AIM Energy Fund                                       AIM Premier Equity Fund
AIM European Growth Fund                              AIM Real Estate Fund
AIM European Small Company Fund                       AIM Select Equity Fund
AIM Financial Services Fund                           AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund                     AIM Small Cap Growth Fund
AIM Global Equity Fund                                AIM Small Company Growth Fund
AIM Global Growth Fund                                AIM Technology Fund
AIM Global Health Care Fund                           AIM Total Return Fund
AIM Global Real Estate Fund                           AIM Trimark Endeavor Fund
AIM Global Value Fund                                 AIM Trimark Fund
AIM Gold & Precious Metals Fund                       AIM Trimark Small Companies Fund
AIM Growth Allocation Fund                            AIM Utilities Fund
AIM Health Sciences Fund                              AIM Weingarten Fund
AIM International Core Equity Fund

                                                                                       Dealer
                                                     Investor's Sales Charge         Concession
                                                -----------------------------       -------------
                                                    As a              As a              As a
                                                 Percentage        Percentage        Percentage
                                                of the Public      of the Net       of the Public
         Amount of Investment in                  Offering           Amount           Offering
            Single Transaction                      Price           Invested            Price
   ---------------------------------            -------------      ----------       -------------
                Less than $   25,000                 5.50%             5.82%            4.75%
   $ 25,000 but less than $   50,000                 5.25              5.54             4.50
   $ 50,000 but less than $  100,000                 4.75              4.99             4.00
   $100,000 but less than $  250,000                 3.75              3.90             3.00
   $250,000 but less than $  500,000                 3.00              3.09             2.50
   $500,000 but less than $1,000,000                 2.00              2.04             1.60

CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund



                                                                                          Dealer
                                                       Investor's Sales Charge          Concession
                                                   -----------------------------       -------------
                                                        As a             As a              As a
                                                     Percentage       Percentage        Percentage
                                                    of the Public     of the Net       of the Public
           Amount of Investment in                    Offering          Amount           Offering
              Single Transaction                        Price          Invested            Price
      ---------------------------------            --------------      ---------       -------------
                   Less than $   50,000                4.75%             4.99%            4.00%
      $ 50,000 but less than $  100,000                4.00              4.17             3.25
      $100,000 but less than $  250,000                3.75              3.90             3.00
      $250,000 but less than $  500,000                2.50              2.56             2.00
      $500,000 but less than $1,000,000                2.00              2.04             1.60

     CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                       Dealer
                                                   Investor's Sales Charge           Concession
                                                -----------------------------       -------------
                                                    As a              As a              As a
                                                 Percentage        Percentage        Percentage
                                                of the Public      of the Net       of the Public
       Amount of Investment in                    Offering           Amount           Offering
         Single Transaction                         Price           Invested            Price
   ---------------------------------            -------------      ----------       -------------
               Less than $   100,000                  1.00%         1.01%              0.75%
  $100,000 but less than $   250,000                  0.75          0.76               0.50
  $250,000 but less than $ 1,000,000                  0.50          0.50               0.40


         Beginning on October 31, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases."


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES - LETTERS OF INTENT" in the Statement of Additional Information:

                  "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."




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